12 FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Financial instruments [Abstract]
FINANCIAL INSTRUMENTS

12     FINANCIAL INSTRUMENTS

I - Identification and measurement of financial instruments

The Company can operate with various financial instruments, mainly cash and cash equivalents, including short-term investments, marketable securities, trade receivables, trade payables, and borrowings and financing. The Company also can operate into derivative transactions, currency swap, interest rate swap and commodity swap operations.

Considering the nature of the instruments, the fair value is basically determined using quotations in the open capital market of Brazil and the Commodities and Futures Exchange. The amounts recorded in current assets and liabilities have immediate liquidity or maturity, mostly in short time maturity. Considering the term and the characteristics of these instruments, the carrying amounts approximate the fair values

·           Classification of financial instruments

							Consolidated
				12/31/2019			12/31/2018
	Notes	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	3		1,088,955	1,088,955		2,248,004	2,248,004
Financial investments	4		2,633,173	2,633,173		895,713	895,713
Trade receivables	5		2,047,931	2,047,931		2,078,182	2,078,182
Dividends receivable	7		44,554	44,554		46,171	46,171
Derivative financial instruments	7	1,364		1,364	351		351
Trading securities	7	4,034		4,034	4,503		4,503
Loans - related parties	7					2,675	2,675
Total		5,398	5,814,613	5,820,011	4,854	5,270,745	5,275,599

Non current
Financial investments	4		95,719	95,719		7,772	7,772
Other trade receivables	7		7,059	7,059		7,451	7,451
Compulsory loan - Eletrobrás	7		845,284	845,284		813,428	813,428
Loans - related parties	7		846,300	846,300		706,605	706,605
Investments	8	47,300		47,300	2,279,189		2,279,189
Derivative financial instruments	7	4,203		4,203
Total		51,503	1,794,362	1,845,865	2,279,189	1,535,256	3,814,445

Total Assets		56,901	7,608,975	7,665,876	2,284,043	6,806,001	9,090,044

Liabilities
Current
Borrowings and financing	11		5,152,234	5,152,234		5,681,797	5,681,797
Leases	13.a		35,040	35,040
Trade payables			3,012,654	3,012,654		3,408,056	3,408,056
Trade payables - Drawee risk	13		1,121,312	1,121,312		65,766	65,766
Dividends and interest on equity	13		13,252	13,252		932,005	932,005
Total			9,334,492	9,334,492		10,087,624	10,087,624

Non current
Borrowings and financing	11		22,938,469	22,938,469		23,260,944	23,260,944
Leases	13.a		439,350	439,350
Total			23,377,819	23,377,819		23,260,944	23,260,944

Total Liabilities			32,712,311	32,712,311		33,348,568	33,348,568

·           Fair value measurement

The following table shows the financial instruments recognized at fair value through profit or loss using a valuation method:

Consolidated		12/31/2019			12/31/2018
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial assets at fair value through profit or loss
Derivative financial instruments		1,364	1,364		351	351
Trading securities	4,034		4,034	4,503		4,503
Non-current
Financial assets at fair value through profit or loss
Investments	47,300		47,300	2,279,189		2,279,189
Financial derivative instruments		4,203	4,203
Total Assets	51,334	5,567	56,901	2,283,692	351	2,284,043

Level 1 - quoted prices in active markets for identical assets or liabilities.

Level 2 -  Includes observable inputs in market such as interest rates, exchange etc., but not prices traded in active markets.

There are no assets and liabilities classified as level 3.

II – Investments in financial instruments measured at fair value through profit or loss.

The Company has common shares (USIM3), preferred shares (USIM5) of Usiminas (“Ações Usiminas”) and shares of Panatlântica S.A (PATI 3), which are designated as fair value through profit or loss.

Usiminas assets are classified as current asset recognized as financial investment and shares of Panatlântica as noncurrent assets recognizes as investments. Both are recorded at fair value, based on the market price quotation on the stock exchange (B3 S.A.).

In accordance with the Company's policy, gains and losses arising from changes in the share price are recorded directly in the statement of income under Other Operating Income and Expenses.

Class of shares	12/31/2019				12/31/2018				12/31/2019
	Quantity	Interest (%)	Share price	Closing Balance	Quantity	Interest (%)	Share price	Closing Balance	Fair value adjustment recognized in profit or loss (note 23)
USIM3	107,156,651	15.19%	9.87	1,057,636	107,156,651	15.19%	11.44	1,225,872	(168,236)
USIM5	111,144,456	29.29%	9.51	1,056,984	111,144,456	29.29%	9.22	1,024,751	32,232
				2,114,620				2,250,623	(136,004)
PATI3	2,065,529	11.31%	22.90	47,300	1,997,642	11.33%	14.30	28,566	17,224
				2,161,920				2,279,189	(118,780)

·       Share market price risks

The Company is exposed to the risk of changes in the price of the shares due to the investments, valued at fair value through profit or loss that have their prices based on the market price on the stock exchange (B3).

III - Financial risk management

The Company follows strategies of managing its risks, with guidelines regarding the risks incurred by the company. The nature and general position of financial risks are regularly monitored and managed in order to assess the results and the financial impact on cash flow. The quality of counterparties’ hedging instruments and the credit limit are also periodically reviewed.

The market risks are hedged when it is considered necessary to support the corporate strategy or when it is necessary to maintain a level of financial flexibility.

Under the terms of the risk management policy, the Company can manage some risks by using derivative instruments not associate to any speculative deals or short sales.

12.a) Foreign exchange and interest rate risks

·           Exchange rate risk

The exchange rate risk arises from the existence of assets and liabilities denominated in US dollars or Euros since the Company's functional currency is substantially the Real that is called natural currency exposure. Net exposure is the result of offsetting the natural currency exposure by hedging instruments adopted by CSN.

The consolidated net exposure as of December 31, 2019 is as follows:

		12/31/2019
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in €’000)
Cash and cash equivalents overseas	105,485	10,937
Trade receivables	346,264	1,179
Other assets	3,516	5,815
Total Assets	455,265	17,931
Borrowings and financing	(4,096,899)	(24,395)
Trade payables	(69,284)	(10,488)
Other liabilities	(2,680)	(963)
Total Liabilities	(4,168,863)	(35,846)
Foreign exchange exposure	(3,713,598)	(17,915)
Cash flow hedge accounting	2,530,713
Swap CDI x U.S.Dollar	67,000
Net Investment hedge accounting		24,000
Net foreign exchange exposure	(1,115,885)	6,085
Perpetual Bonds	1,000,000
Net foreign exchange exposure excluding perpetual bonds	(115,885)	6,085

CSN uses as strategy the hedge accounting, as well as derivative instruments with the purpose of hedging CSN's future cash flows.

·           Interest rate risk

Risk arises from short- and long-term liabilities with fixed or post fixed interest rates and inflation rates.

Item 12.b) shows the derivatives and hedging strategies to protect exchange and interest rates risks.

12.b) Hedging instruments: Derivative and cash flows hedge accounting and foreign investment hedge accounting

CSN uses instruments for protection of foreign currency risk and interest rate risk, as shown in the following topics:

·       Portfolio of derivative financial instruments

Dollar x Euro swap

The subsidiary Lusosider has derivative transactions to protect its dollar exposure versus euro.

Exchange rate swap CDI x Dollar

The company has derivative operations with Bradesco Bank to hedge its NCE debt raised in September 2019 with maturity in October 2023 in the amount of US$ 67million (equivalent to R$ 278milhões), at a cost consistent with that usually praticed by the Company.

		Consolidated
							12/31/2019
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) in 2019
Counterparties	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
BCP	02/07/2020	Dollar	12,875	51,923	(50,559)	1,364	783
Total Dollar-to-Euro swap			12,875	51,923	(50,559)	1,364	783

Bradesco	10/02/2023	Dollar	67,000	298,385	(294,182)	4,203	4,203
Total Swap CDI x dollar			67,000	298,385	(294,182)	4,203	4,203

				350,308	(344,741)	5,567	4,986

·  Classification of the derivatives in the balance sheet and statement of income

				12/31/2019
Instruments	Assets			Finance income (expenses), net (note 24)
	Current	Non current	Total
Dollar to euro swap	1,364		1,364	783
Swap CDI x dollar		4,203	4,203	4,203
	1,364	4,203	5,567	4,986

·       Cash flow hedge accounting

The Company formally designated cash flow hedging relationships to protect highly probable future cash flows against US dollar fluctuations relating to sales made in U.S. dollars.

In order to better reflect the accounting impacts of this foreign exchange hedging strategy on its profit, CSN designated part of its US dollar-denominated liabilities as a hedging instrument of its future exports. As a result, foreign exchange differences arising on translating the designated liabilities will be temporarily recognized in shareholders’ equity and allocated to profit or loss when such exports are carried out, which will allow recognizing the US dollar impact on liabilities and exports concurrently. Note that adopting hedge accounting does not entail contracting any financial instrument. As of December 31, 2019 the Company designated for hedge accounting US$2,530,713 in exports to be carried out between October 2019 to April 2026.

To support these designated amounts, the Company prepared formal documentation indicating how hedging is aligned with the goal and strategy of CSN’s Risk Management by identifying the hedging instruments used, the hedging purpose, the nature of the hedged risk, and showing the expected high effectiveness of the designated relationships. The designated debt instruments total an amount equivalent to the portion of future exports. Thus, the exchange differences on translating the instrument and the hedged item are similar. According to the Company’s accounting policy, continuous assessments of the prospective and retrospective effectiveness must be carried out by comparing the designated amounts with the expected amounts, approved in Management’s budgets, and the actual export amounts.

Through hedge accounting, the exchange gains and losses of the debt instruments do not immediately affect the Company’s profit or loss except to the extent that exports are carried out.

The table below shows a summary of the hedging relationships as of December 31, 2019:

									12/31/2019
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
3/11/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2016 - September 2019	2.4442	500,000	(500,000)	(384,346)
1/12/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2015 - February 2019	2.5601	175,000	(175,000)	(23,184)
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.6805	30,000			(40,506)
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.6780	35,000			(47,345)
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.6760	35,000			(47,409)
07/21/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.1813	60,000	(15,000)	(11,254)	(38,223)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.2850	100,000	(25,000)	(14,676)	(55,928)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.2850	30,000	(12,000)	(4,315)	(13,423)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3254	100,000	(40,000)	(13,574)	(42,318)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	25,000	(10,000)	(3,242)	(10,125)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	70,000	(28,000)	(9,077)	(28,350)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	30,000	(12,000)	(3,890)	(12,150)
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3815	30,000	(12,000)	(4,004)	(11,686)
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	Outubro de 2018 a Outubro de 2022	3.3940	355,000	(84,091)	(12,990)	(172,488)
4/2/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(644,000)	(305,801)	(378,915)
7/31/2019	Bonds and Export prepayments in US$	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,759			(356,904)
Total						4,087,804	(1,557,091)	(790,353)	(1,255,770)

(*) In 2019, was recognized in other operating, the amount of (R$790,353). On December 31,2018 was (R$370,191).

In the hedging relationships described above, the amounts of the debt instruments were fully designated for equivalent iron ore export portions.

The movements in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2019 are as follows:

	12/31/2018	Movement	Realization	12/31/2019
Cash flow hedge accounting	1,441,295	604,828	(790,353)	1,255,770
Fair value of cash flow hedge, net of taxes	1,441,295	604,828	(790,353)	1,255,770

As of December 31, 2019, the hedging relationships established by the Company were effective, according to the prospective tests conducted. Thus, no reversal for hedge accounting ineffectiveness was recognized.

·       Net investment hedge in foreign subsidiaries

CSN has a natural foreign exchange exposure in Euros substantially arising from a loan made by a foreign subsidiary with functional currency in Reais, for the acquisition of investments abroad whose functional currency is Euro. Such exposure arises from converting the balance sheets of these subsidiaries for consolidation in CSN, and the exchange rate of the loans affected the income statement in the financial result item and the exchange variation of the net assets of the foreign operation directly affected the equity in other comprehensive income.

As from September 1st, 2015 CSN began to adopt hedge of net investment to eliminate exposure and cover future fluctuations of the Euro on such loans. Non-derivative financial liabilities have been designated represented by loan agreements with financial institutions in the amount of € 120 million. The carrying amounts on December 31, 2019 are:

						12/31/2019
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Exchange rate on designation	Designated amounts (EUR'000)	Amortized part (USD’000)	Impact on shareholders' equity
09/30/2015	Non-derivative financial liabilities in EUR – Debt contract	Investments in subsidiaries which EUR is the functional currency	Foreign exchange - R$ vs. EUR spot rate	4.0825	120,000	(96,000)	1,469
Total					120,000	(96,000)	1,469

The changes in the amounts related to net investment hedge recognized in shareholders’ equity as of December 31, 2019 are presented below:

	12/31/2018	Movement	12/31/2019
Net Investment hedge accounting	3,941	(2,472)	1,469
Fair value of net investment hedge in foreign operations	3,941	(2,472)	1,469

On December 31, 2019 hedge relationships established by the Company found to be effective, according to prospective tests. Therefore, no reversal by ineffectiveness of the hedge was recorded.

12.c) Sensitivity analysis

 We present below the sensitivity analysis for currency risk and interest rate.

·       Sensitivity analysis of Derivative Financial Instruments and consolidated Foreign Exchange Exposure

The Company considered scenarios 1 and 2 as 25% and 50% of deterioration for volatility of the currency, using as reference the closing exchange rate as of December 31, 2019.

The currencies used in the sensitivity analysis and its scenarios are shown below:

				12/31/2019
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	4.0307	4.4946	5.0384	6.0461
EUR	4.5305	5.0038	5.6631	6.7958
USD x EUR	1.1234	1.1122	1.4043	1.6851

			12/31/2019
Interest	Interest rate	Scenario 1	Scenario 2
CDI	4.40%	5.50%	6.60%
TJLP	5.57%	6.96%	8.36%
Libor	1.91%	2.39%	2.87%

The effects on income statement, considering scenarios 1 and 2 are shown below:

					12/31/2019
Instruments	Notional	Risk	Probable scenario (*)	Scenario 1	Scenario 2

Hedge accounting of exports	2,530,713	Dollar	1,173,998	2,550,136	5,100,272

Swap CDI x Dollar	67,000	Dollar	31,081	67,514	135,028
Currency position
(not including exchange derivatives above)	(3,713,598)	Dollar	(1,722,738)	(3,742,100)	(7,484,200)

Consolidated exchange position	(1,115,885)	Dollar	(517,659)	(1,124,450)	(2,248,900)
(including exchange derivatives above)

Net Investment hedge accounting	24,000	Euro	11,359	27,183	54,366

Currency position	(17,915)	Euro	(1,637)	(20,291)	(40,582)

Consolidated exchange position	6,085	Euro	557	6,892	13,784
(including exchange derivatives above)

Dollar-to-euro swap	12,875	Dólar	(2,463)	9,021	15,944

(*) The probable scenarios were calculated considering the following variations for the risks: Real x Dollar – depreciation of Real by 11.51% / Real x Euro – depreciation of Real by 10.45%. Euro x Dollar – appreciation of Euro by 1.0%. Source: quotations from Central Bank of Brazil and Central Bank of Europe on 02/03/2020.

·                 Sensitivity analysis of changes in interest rates

The Company considered the scenarios 1, and 2 as 25% and 50% of evolution for volatility of the interest as of December 31, 2019.

						Consolidated
					Impact on profit or loss
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
TJLP	5.57		(870,637)	(2,481)	(12,124)	(24,248)
Libor	1.91		(4,275,363)	(57,620)	(20,438)	(40,876)
CDI	4.40	462,831	(10,148,220)	(28,594)	(106,539)	(213,078)

(*) The sensitivity analysis is based on the assumption of maintaining as probable scenario the market rates at December 31, 2019 recorded in the Company´s assets and liabilities.

12.d) Liquidity risk

It is the risk that the Company may not have sufficient net funds to honor its financial commitments as a result of mismatching of terms or volumes between scheduled receipts and payments.

To manage cash liquidity in domestic and foreign currency, assumptions of future disbursements and receipts are established and daily monitored by the treasury area. The payment schedules for the long-term portions of borrowings, financing and debentures are shown in note 11.

The following table shows the contractual maturities of financial liabilities and lease liabilities, including accrued interest.

					Consolidated
At December 31, 2019	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures (note 11)	5,152,234	6,888,149	9,087,030	6,963,290	28,090,703
Lease (Note 13a)	35,040	44,873	44,872	349,605	474,390
Trade payables (note 12I)	3,012,654				3,012,654
Trade payables – Drawee risk (note 12I)	1,121,312				1,121,312
Dividends and interest on equity (note 13)	13,252				13,252

IV - Fair values of assets and liabilities as compared to their carrying amounts

Financial assets and liabilities at fair value through profit or loss are recognized in current and non-current assets and liabilities, and any gains and losses are recognized as financial income or financial expenses, respectively.

The amounts are recognized in the financial statements at their carrying amounts, which are substantially similar to those that would be obtained if they were traded in the market. The fair values of other long-term assets and liabilities do not differ significantly from their carrying amounts, except the amounts below.

The estimated fair values for certain consolidated long-term borrowings and financing were calculated at prevailing market rates, taking into consideration the nature, terms and risks similar to those of the recorded contracts, as below:

		12/31/2019		12/31/2018
	Carrying amount	Fair value	Carrying amount	Fair value
Perpetual bonds	4,036,186	3,706,553	3,880,074	2,850,615
Fixed Rate Notes	8,090,297	8,345,471	6,745,132	7,595,765

(*) Source: Bloomberg

·         Credit risks

The exposure to credit risks of financial institutions complies with the parameters established by financial policy. The Company performs detailed analyses of the financial condition of its clients and suppliers, and permanently monitors the credit limits established and the outstanding balance thereof.

With regard to financial investments, the Company only made investments in institutions with low credit risk rated by rating agencies. Since part of the funds is invested in repurchase agreements that are backed by Brazilian Government Bonds, there is also exposure to the credit risk of the Brazilian State.

Regarding the exposure to credit risk in accounts receivable and other receivables, the company has a credit risk committee, in which each new customer is analyzed individually regarding their financial condition, prior to the granting of the credit limit and payment terms and periodically revised, according to the periodicity procedures of each business area.

·         Capital Management

The Company seeks to optimize its capital structure in order to reduce its financial costs and maximize the return to its shareholders. The table below shows the evolution of the capital structure of the Company with financing by equity and third-party capital.

Thousands of reais	12/31/2019	12/31/2018
Shareholder's equity (equity)	11,361,932	10,013,440
Borrowings and Financing (Third-party capital)	27,967,036	28,827,074
Gross Debit/Shareholder's equity	2.46	2.88